Stock-Based Compensation - Summary of Restricted Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Number of shares Unvested at December 31, 2018	0	25,880
Number of shares Vested	(25,880)
Number of shares Unvested at December 31, 2019	0	25,880
Weighted average grant date fair value Unvested at December 31, 2018	$ 0	$ 1.16
Weighted average grant date fair value Vested	1.16
Weighted average grant date fair value Unvested at December 31, 2019	$ 0	$ 1.16